Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

a) Legal Proceedings, Regulatory Matters and Other Contingencies

From time to time, the Company may become involved in legal proceedings, regulatory matters or other contingencies in the ordinary course of its business. The Company is not presently involved in any legal proceeding, regulatory matter or other contingency that, if determined adversely to it, would individually or in the aggregate have a material adverse effect on its business, operating results, financial condition or cash flows.

b) Strategic Partnership Agreement

The Company is a party to a strategic partnership agreement, pursuant to which the Company is obligated to make payments in exchange for the receipt of referrals from a provider’s existing customers. The Company pays a fee based on the actual number of referrals, subject to a minimum. These fees are paid by the Company quarterly, in arrears, and the agreement is effective until November 17, 2013. The Company accrued expenses totaling $225 and $308 during the nine months ended September 30, 2013 and 2012, respectively, under this agreement. On June 28, 2013 the Company renewed its strategic partnership agreement, effective November 18, 2013 through November 19, 2017. Under the renewal agreement, the Company pays a set fee each quarter in exchange for the receipt of referrals from a provider’s existing customers.

c) Acquisition Payouts

A summary of the changes in the recorded amount of accrued compensation and consideration from acquisitions from December 31, 2012 to September 30, 2013 is as follows (dollars in thousands):

Acquisition:	Liability as of December 31, 2012	Payments	Additional Accruals	Liability as of September 30, 2013
CrowdTorch (Seed Labs)	280	(280)	206	206
CrowdCompass	736	(1,388)	1,471	819
TicketMob	—	—	375	375

	1,016	(1,668)	2,052	1,400

The accrued compensation and consideration related to acquisition payouts is recorded within accrued and other current liabilities on the balance sheet.

On September 30, 2013, the Company amended its payout agreement with one of the individuals from its CrowdCompass acquisition due to the individual’s resignation from employment. The updated agreement removed the requirement for the individual to remain employed by the Company in order to receive payment and reduced the individual’s year three payout. As the amended agreement eliminates the service requirement, the full amount of the remaining year two and amended year three payouts have been recorded as compensation expense in the current period and accrued as of September 30, 2013 and will be paid over the next two years.

11. Commitments and Contingencies

a) Legal Proceedings, Regulatory Matters and Other Contingencies

From time to time, the Company may become involved in legal proceedings, regulatory matters or other contingencies in the ordinary course of its business. The Company is not presently involved in any legal proceeding, regulatory matter or other contingency that, if determined adversely to it, would individually or in the aggregate have a material adverse effect on its business, operating results, financial condition or cash flows.

b) Bank Line of Credit

During the year ended December 31, 2011, the Company maintained a bank line of credit in the amount of $2,000. The Company closed the line in March 31, 2012. The Company made no draws on the line of credit during the year ended December 31, 2011 or through closure date on March 31, 2012 and no amount remains outstanding thereunder.

c) Lease Agreements

The Company leases office facilities under non-cancelable operating leases with various expiration dates. The operating leases may include options that permit renewals for additional periods. Rent abatements and escalations are considered in the determination of straight-line rent expense for operating leases. Lease incentives are recorded as a deferred credit and recognized as a reduction to rent expense on a straight-line basis over the lease term.

Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$3,377
2014	1,581
2015	522
2016	127
2017	130
2018	33

Total minimum lease payments	$5,770

Rent expense under the operating leases was $1,667 and $2,080 for the years ended December 31, 2011 and 2012, respectively.

d) Strategic Partnership Agreement

The Company is a party to a strategic partnership agreement, pursuant to which the Company is obligated to make payments in exchange for the receipt of referrals from a provider’s existing customers. The Company pays a fee based on the actual number of referrals, subject to a minimum. These fees are paid by the Company quarterly, in arrears, and the agreement is effective until November 17, 2013. The Company accrued expenses totaling $321 and $417 during 2011 and 2012, respectively, under this agreement.

12. Related-Party Transactions

In July 2011, the Company repurchased 5,669,374 shares of its common stock held by the executive officers and directors at a purchase price of $7.80 per share for the aggregate amount of $44,221.